Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10 – Subsequent Event

On March 29, 2019, the Company sold to Aspire Capital 5,000,000 Ordinary Shares of the Company for $0.0346 per share (equivalent to $3.46 per ADS) for gross proceeds of $173,000.